Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Other Liabilities, Provisions and Commitments
Note 26. Other Liabilities, Provisions and Commitments
26.1 Other current financial liabilities

	2020	2019
Sundry creditors	Ps. 1,018	Ps. 482
Derivative financial instruments	930	802
Total	Ps. 1,948	Ps. 1,284
26.2 Provisions and other non-current liabilities

	2020	2019
Provisions	Ps. 5,100	Ps. 7,983
Taxes payable	67	227
Other (1)	2,144	581
Total	Ps. 7,311	Ps. 8,791
(1) This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

26.3 Other non-current financial liabilities

	2020	2019
Derivative financial instruments	Ps. 571	Ps. 1,436
Security deposits	363	461
Total	Ps. 934	Ps. 1,897
26.4 Provisions recorded in the consolidated statement of financial position
The Company has various loss contingencies, and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2020 and 2019:

	2020	2019
Taxes	Ps. 2,540	Ps. 4,696
Labor	1,681	2,222
Legal	879	1,065
Total (1)	Ps. 5,100	Ps. 7,983
(1) As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

26.5. Changes in the balance of provisions recorded
26.5.1 Taxes

	2020	2019	2018
Balance at beginning of the period	Ps. 4,696	Ps. 5,038	Ps. 6,717
Penalties and other charges	—	1	7
New contingencies	186	368	178
Cancellation and adjustments	(152)	(247)	(44)
Contingencies added in business combinations	—	—	104
Payments	(187)	(68)	(110)
Reversal of indemnifiable items (1)	(1,177)	—	—
Effect of foreign currency exchange rates	(826)	(396)	(951)
Philippines disposal	—	—	(863)
Balance at end of the period	Ps. 2,540	Ps. 4,696	Ps. 5,038
(1) This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013), see Note 26.2.
26.5.2 Labor

	2020	2019	2018
Balance at beginning of the period	Ps. 2,222	Ps. 2,340	Ps. 2,365
Penalties and other charges	228	249	279
New contingencies	227	465	205
Cancellation and expiration	(51)	(273)	(109)
Contingencies added in business combinations	—	44	289
Payments	(561)	(401)	(20)
Effects of foreign currency exchange rates	(384)	(202)	(669)
Balance at end of the period	Ps. 1,681	Ps. 2,222	Ps. 2,340
26.5.3 Legal

	2020	2019	2018
Balance at beginning of the period	Ps. 1,065	Ps. 920	Ps. 1,985
Penalties and other charges	8	94	86
New contingencies	193	128	61
Cancellation and expiration	(141)	(45)	(9)
Contingencies added in business combinations	—	77	67
Payments	(111)	(44)	(251)
Effect of foreign currency exchange rates	(135)	(65)	(135)
Philippines disposal	—	—	(884)
Balance at end of the period	Ps. 879	Ps. 1,065	Ps. 920
While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
26.6 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were classified by the Company as less than probable but not remote, the estimated amount including uncertain tax position as of December 31, 2020 of these lawsuits is Ps. 80,795, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.
The Company has tax disputes, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible contingencies of Brazilian operations amounting to approximately Ps. 48,403. This refers to various tax disputes related primarily to: (i) Ps. 8,899 of credits for ICMS (VAT); (ii) Ps. 29,280 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus; (iii) Claims of Ps. 4,878 related to compensation of federal taxes not approved by the Tax authorities; (iv) Ps. 2,677 relating that question the amortization of goodwill generated in acquisitions operations; and (v) Ps. 2,667 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003. The Company is defending its position in these matters and final decision is pending in court.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
26.7 Collateralized contingencies
As is customary in Brazil, the Company has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 7,342, Ps. 10,471 and Ps. 7,739 as of December 31, 2020, 2019 and 2018, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also as disclosed in Note 9.2 there is some restricted cash in Brazil relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
26.8 Commitments The Company has firm commitments for the purchase of property, plant and equipment of Ps. 432 as December 31, 2020.